SECURITIES	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
SECURITIES
SECURITIES

Trading securities:
During the third quarter of 2010, the Company elected to record two collateralized debt obligations at fair value and reclassified them to trading securities from available for sale securities in accordance with applicable guidance.  These securities had an aggregate carrying value and fair value of $248,000 at December 31, 2010.  Cumulative unrealized losses at the date of election totaling $652,000 were reclassified from accumulated other comprehensive loss to retained earnings as a cumulative effect adjustment resulting from a change in accounting principle.  These securities were sold during the quarter ended June 30, 2011. For the year ended December 31, 2011, the net gain in fair value on trading securities was $182,000, compared to a net loss in fair value on trading securities of $408,000 for the year ended December 31, 2010. The Company does not purchase securities with the intent of selling them in the near term.

Available for sale securities:
The amortized cost, gross unrealized gains and losses and fair values of available for sale securities at December 31, 2011 and 2010 are as follows:

	December 31, 2011
	Amortized Cost (1)	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Debt securities:
U.S. Government and agency obligations	$88,917	$770	$(100)	$89,587
Government-sponsored enterprises	17,204	462	—	17,666
Mortgage-backed securities:(2)
Agency - residential	85,552	3,070	(178)	88,444
Non-agency - residential	7,766	21	(899)	6,888
Non-agency - HELOC	3,097	—	(559)	2,538
Corporate debt securities	14,094	240	(287)	14,047
Collateralized debt obligations	6,275	—	(3,358)	2,917
Obligations of state and political subdivisions	6,488	278	—	6,766
Tax-exempt securities	70	1	—	71
Foreign government securities	75	—	—	75
Total debt securities	229,538	4,842	(5,381)	228,999

Equity securities:
Equity securities - financial services	228	1	(24)	205
Equity securities - other	1,609	96	(95)	1,610
Total equity securities	1,837	97	(119)	1,815
Total available for sale securities	$231,375	$4,939	$(5,500)	$230,814

(1) Net of OTTI write-downs recognized in earnings.
(2) Agency securities refer to debt obligations issued or guaranteed by government corporations or government-sponsored enterprises (“GSEs”).  Non-agency securities, or private-label securities, are the sole obligation of their issuer and are not guaranteed by one of the GSEs or the U.S. Government.

	December 31, 2010
	Amortized Cost (1)	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Debt securities:
U.S. Government and agency obligations	$23,399	$197	$(13)	$23,583
Government-sponsored enterprises	29,912	283	(202)	29,993
Mortgage-backed securities:(2)
Agency - residential	84,408	3,132	(170)	87,370
Non-agency - residential	11,039	127	(711)	10,455
Non-agency - HELOC	3,797	—	(598)	3,199
Corporate debt securities	14,502	252	(37)	14,717
Collateralized debt obligations	6,466	—	(3,934)	2,532
Obligations of state and political subdivisions	6,800	157	(52)	6,905
Tax-exempt securities	140	4	—	144
Foreign government securities	100	—	—	100
Total debt securities	180,563	4,152	(5,717)	178,998

Equity securities:
Equity securities - financial services	1,024	27	(13)	1,038
Total available for sale securities	$181,587	$4,179	$(5,730)	$180,036

(1) Net of OTTI write-downs recognized in earnings.
(2) Agency securities refer to debt obligations issued or guaranteed by government corporations or government-sponsored enterprises (“GSEs”) Non-agency securities, or private-label securities, are the sole obligation of their issuer and are not guaranteed by one of the GSEs or the U.S. Government.

At December 31, 2011 and 2010, government-sponsored enterprise securities with an amortized cost of $5.0 million and $4.0 million, respectively, and a fair value of $5.1 million and $4.1 million, respectively, were pledged to secure public deposits and for other purposes required or permitted by law.

The amortized cost and fair value of debt securities by contractual maturities at December 31, 2011 are presented below.  Actual maturities of mortgage-backed securities ("MBS") may differ from contractual maturities because the mortgages underlying the securities may be called or repaid without any penalties.  Because mortgage-backed securities are not due at a single maturity date, they are not included in the maturity categories in the following maturity summary.

	Amortized Cost	Fair Value
	(In Thousands)
Within 1 year	$8,102	$8,171
After 1 but within 5 years	29,750	30,227
After 5 but within 10 years	9,600	9,722
After 10 years	85,671	83,009
	133,123	131,129
Mortgage-backed securities	96,415	97,870
Total debt securities	$229,538	$228,999

The following is a summary of realized gains and losses on the sale of securities for the years ended December 31, 2011, 2010 and 2009:

	Years Ended December 31,
	2011	2010	2009
	(In Thousands)
Gross gains on sales	$589	$1,096	$942
Gross losses on sales	(103)	(218)	(657)
Net gain on sale of securities	$486	$878	$285

The tax provision applicable to the above net realized gains amounted to $165,000, $299,000 and $97,000 for the years ended December 31, 2011, 2010 and 2009, respectively.   Proceeds from the sale of available for sale securities totaled $36.9 million, $40.1 million and $24.5 million for the years ended December 31, 2011, 2010 and 2009, respectively.

The following tables present information pertaining to securities with gross unrealized losses at December 31, 2011 and 2010, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position.

	Less Than 12 Months		12 Months or More		Total
December 31, 2011:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
U.S. Government and agency obligations	$32,390	$94	$415	$6	$32,805	$100
Mortgage-backed securities:
Agency - residential	8,241	111	1,969	67	10,210	178
Non-agency - residential	—	—	5,305	899	5,305	899
Non-agency - HELOC	—	—	2,538	559	2,538	559
Corporate debt securities	3,482	234	946	53	4,428	287
Collateralized debt obligations	—	—	2,917	3,358	2,917	3,358
Equity securities - financial services	169	24	—	—	169	24
Equity securities - other	708	95	—	—	708	95
Total	$44,990	$558	$14,090	$4,942	$59,080	$5,500

	Less Than 12 Months		12 Months Or More		Total
December 31, 2010:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
U.S. Government and agency obligations	$2,053	$4	$858	$9	$2,911	$13
Government-sponsored enterprises	16,636	202	—	—	16,636	202
Mortgage-backed securities:
Agency - residential	15,881	170	—	—	15,881	170
Non-agency - residential	2,805	9	6,512	702	9,317	711
Non-agency - HELOC	—	—	3,198	598	3,198	598
Corporate debt securities	3,667	37	—	—	3,667	37
Collateralized debt obligations	28	60	2,504	3,874	2,532	3,934
Obligations of state and political subdivisions	1,493	52	—	—	1,493	52
Equity securities - financial services	—	—	747	13	747	13
Total	$42,563	$534	$13,819	$5,196	$56,382	$5,730

For debt securities with OTTI losses, the Company estimated the portion of loss attributable to credit using a discounted cash flow model in accordance with applicable guidance.  Significant inputs for the non-agency mortgage-backed securities included the estimated cash flows of the underlying collateral based on key assumptions, such as default rate, loss severity and prepayment rate.  Assumptions used can vary widely from loan to loan, and are influenced by such factors as loan interest rate, geographical location of the borrower, borrower characteristics and collateral type.  Significant inputs for the collateralized debt obligations included estimated cash flows and prospective deferrals, defaults and recoveries based on the underlying seniority status and subordination structure of the pooled trust preferred debt tranche at the time of measurement.  Prospective deferral, default and recovery estimates affecting projected cash flows were based on an analysis of the underlying financial condition of the individual issuers, with consideration of the account’s capital adequacy, credit quality, lending concentrations and other factors.  All cash flow estimates were based on the securities’ tranche structure and contractual rate and maturity terms.  The Company utilized the services of an independent third-party valuation firm to obtain information about the structure in order to determine how the underlying collateral cash flows will be distributed to each security issued from the structure.  The present value of the expected cash flows was compared to the Company’s holdings to determine the credit-related impairment loss, if any.

To the extent that continued changes in interest rates, credit movements and other factors that influence fair value of investments occur, the Company may be required to record additional impairment charges for OTTI in future periods.

At December 31, 2011, twenty-eight debt securities with gross unrealized losses have aggregate depreciation of approximately 8.5% of the Company’s amortized cost basis.  The majority of the unrealized losses related to the Company’s collateralized debt obligations and non-agency mortgage-backed securities.  For the years ended December 31, 2011, 2010 and 2009, the Company recognized $148,000, $492,000 and $228,000, respectively, of net impairment charges on investments deemed other-than-temporarily impaired. At December 31, 2011, eighty-one marketable equity securities were in a gross unrealized loss position. The following summarizes, by security type, the basis for management’s determination during the preparation of the financial statements of whether the applicable investments within the Company’s securities portfolio were other-than-temporarily impaired at December 31, 2011.

U.S. Government and Agency Obligations and Government–Sponsored Enterprises.  The unrealized losses on the Company’s U.S. Government and agency obligations and government-sponsored enterprises related primarily to a widening of the rate spread to comparable treasury securities.  The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost basis of the investments.  Because the decline in market value is attributable to changes in interest rates and not credit quality, and because the Company does not intend to sell these securities and it is not more likely than not that the Company will be required to sell the securities before their anticipated recovery, which may be at maturity, the Company did not consider these securities to be other-than-temporarily impaired at December 31, 2011.

Mortgage-backed Securities - Agency - Residential. The unrealized losses on the Company’s agency–residential mortgage-backed securities were caused by increases in the rate spread to comparable treasury securities. The Company does not expect these securities to settle at a price less than the amortized cost basis of the investments.  Because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before the recovery of their amortized cost basis, which may be at maturity, the Company did not consider these investments to be other-than-temporarily impaired at December 31, 2011.

Mortgage-backed Securities - Non-agency - Residential.  Despite significant improvement in the market, these securities continue to trade well below historic levels, particularly those backed by jumbo or hybrid loan collateral.  In particular, five non-agency residential mortgage-backed securities displayed market pricing significantly below book value or were rated below investment grade at December 31, 2011.  At December 31, 2011, management evaluated credit rating details for the tranche, as well as credit information on subordinate tranches, potential future credit losses and loss analyses.  Additionally, management reviewed reports prepared by an independent third party for certain non-agency mortgage-backed securities.  The Company previously recorded OTTI losses on one of these non-agency mortgage-backed securities totaling $1.1 million related to credit.  In 2011, the Company recorded OTTI losses of $86,000 on another non-agency mortgage-backed security. The Company has not recorded any further impairment losses as of December 31, 2011 because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost basis, which may be at maturity. The following table details the Company’s non-agency mortgage-backed securities that were rated below investment grade at December 31, 2011.

Security	Class (1)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Lowest Credit Rating (2)	Total Credit- Related OTTI (3)	Credit Support Coverage Ratios (4)
(Dollars in Thousands)
MBS 1	SSNR, AS	$2,181	$—	$(560)	$1,621	CCC	$86	0.31
MBS 2	SSUP, AS	22	11	—	33	D	1,059	0.00
MBS 3	PT, AS	304	—	(8)	296	CCC	—	0.56
MBS 4	CSTR	3,718	—	(331)	3,387	BB-	—	3.00
MBS 5	PT, AS	1,340	8	—	1,348	B	—	1.51
		$7,565	$19	$(899)	$6,685		$1,145

(1) Class definitions: PT - Pass Through, AS - Accelerated, SSNR - Super Senior, SSUP - Senior Support and CSTR - Collateral Strip Interest.
(2) The Company utilized credit ratings provided by Moody's, S&P and Fitch in its evaluation of issuers.
(3) The OTTI amounts provided in the table represent cumulative credit loss amounts through December 31, 2011.
(4) The credit support coverage ratio, which is the ratio that determines the multiple of credit support, is based on assumptions for the performance of the loans within the delinquency pipeline.  The assumptions used are: current collateral support/((60 day delinquencies x .60)+(90 day delinquencies x .70)+(foreclosures x 1.00) + (other real estate x 1.00)) x .40 for loss severity.

Mortgage-backed Securities - Non-agency - HELOC.  The unrealized loss on the Company’s non-agency - HELOC mortgage-backed security is related to one security whose market has been illiquid.  This security is collateralized by home equity lines of credit secured by first and second liens and insured by Financial Security Assurance.  At December 31, 2011, management evaluated credit rating details, collateral support and loss analyses.  All of the unrealized losses on this security relate to factors other than credit.  Because the Company does not intend to sell this security and it is not more likely than not that the Company will be required to sell this security before the recovery of its amortized cost basis, which may be at maturity, the Company did not record an impairment loss at December 31, 2011.

Corporate Debt Securities. Substantially all of the corporate debt securities are rated investment-grade, including those in an unrealized loss position. Various factors were considered in assessing whether the Company expects to recover the amortized cost of corporate debt securities including, but not limited to, the strength of issuer credit ratings, the financial condition of guarantors and the length of time and the extent to which a security's fair value has been less than its amortized cost. Of the $287,000 in gross unrealized losses related to corporate debt securities, $53,000 related to securities that have been in an unrealized loss position for 12 months or more. Based on management's assessment, the Company expects to recover the entire amortized cost basis of all corporate debt securities that were in an unrealized loss position as of December 31, 2011.

Collateralized Debt Obligations.  The unrealized losses on the Company’s collateralized debt obligations related to investments in pooled trust preferred securities (“PTPS”).  The PTPS market has stabilized at depressed market values as a result of market saturation.  Transactions for PTPS have been limited and have occurred primarily as a result of distressed or forced liquidation sales. The securities were widely held by hedge funds and European banks and used to offset interest rate exposure tied to LIBOR. As the positions have unwound, an excess supply of these securities have saturated the market.

Management evaluated current credit ratings, credit support and stress testing for future defaults related to the Company’s PTPS.  Management also reviewed analytics provided by the trustee and independent OTTI reviews and associated cash flow analyses performed by an independent third party.  The unrealized losses on the Company’s PTPS investments were caused by a lack of liquidity, credit downgrades and decreasing credit support.  The increased number of bank and insurance company failures has decreased the level of credit support for these investments.  A number of lower tranche income issues have foregone payments or have received payment in kind through increased principal allocations.  However, the number of deferring securities has been decreasing and a number of reinstatements have occurred recently. In 2011, the Company recorded OTTI losses of $62,000 on one of the Company's PTPS investments. Based on the existing credit profile of the remainder of the Company's PTPS investments, management does not believe that these investments will suffer from any further credit-related losses.  Because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost basis, which may be at maturity, the Company did not record additional impairment losses as of December 31, 2011.
The following table details the Company’s collateralized debt obligations that were rated below investment grade at December 31, 2011.

Security	Class	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Lowest Credit Rating (1)	Total Credit- Related OTTI (2)	% of Current Performing Collateral Coverage
(Dollars in Thousands)
CDO 1	B1	$1,000	$—	$(783)	$217	CCC-	$—	102.7
CDO 2	B3	1,000	—	(781)	219	CCC-	—	102.7
CDO 3	A2	2,578	—	(1,134)	1,444	CCC-	62	113.2
CDO 4	A1	1,697	—	(660)	1,037	CCC	—	144.9
		$6,275	$—	$(3,358)	$2,917		$62

(1) The Company utilized credit ratings provided by Moody's, S&P and Fitch in its evaluation of issuers.
(2) The OTTI amounts provided in the table represent cumulative credit loss amounts through December 31, 2011.

Equity Securities.  The Company’s investments in marketable equity securities consist of common stock of companies in the financial services sector and various other industries.   Management evaluated the near-term prospects of the issuers and the Company’s ability and intent to hold the investments for a reasonable period of time sufficient for an anticipated recovery of fair value.  Although certain issuers have shown declines in earnings as a result of the weakened economy, no issues have been identified that cause management to believe that the declines in market value are other-than-temporary at December 31, 2011. The following table summarizes OTTI losses on available for sale securities for the years ended December 31, 2011, 2010 and 2009.

	Years Ended December 31,
	2011			2010			2009
	PTPS	Non-agency MBS	Total	PTPS	Non-agency MBS	Total	PTPS	Non-agency MBS	Total
	(In Thousands)
OTTI related to credit loss recognized in net income	$(62)	$(86)	$(148)	$—	$(492)	$(492)	$(150)	$(78)	$(228)
OTTI related to noncredit (loss) gain recognized in other comprehensive income	(1,074)	(656)	(1,730)	852	702	1,554	(71)	(595)	(666)
Total OTTI (loss) gain on securities	$(1,136)	$(742)	$(1,878)	$852	$210	$1,062	$(221)	$(673)	$(894)

The following table presents a roll-forward of the balance of credit losses on the Company’s debt securities for which a portion of OTTI was recognized in other comprehensive income for the years ended December 31, 2011, 2010 and 2009.

	Years Ended December 31,
	2011	2010	2009
	(In Thousands)
Balance at beginning of year	$1,093	$1,787	$1,559
Reduction for securities transferred to trading during period	—	(1,186)	—
Amounts related to credit losses for which OTTI losses were not previously recognized	148	—	—
Additional credit losses for which OTTI losses were previously recognized	—	492	228
Reduction for securities sold during the period (realized)	(34)	—	—
Balance at end of year	$1,207	$1,093	$1,787